Acquisition of Tiltan (Details) $ in Millions		3 Months Ended	12 Months Ended
	Jun. 29, 2026 ILS (₪)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 30, 2025
Acquisition of Tiltan [Line Items]
Percentage of cash			75.00%	75.00%
Forecast [Member]
Acquisition of Tiltan [Line Items]
Acquisition amount	₪ 35,700
Tiltan Purchase Agreement [Member]
Acquisition of Tiltan [Line Items]
Acquisition percentage					100.00%
Fair value of consideration transferred (in Dollars) | $		$ 69.4	$ 14.3
Business Combination | Forecast [Member]
Acquisition of Tiltan [Line Items]
Acquisition of equity portion	11,900
Secured Promissory Note [Member] | Forecast [Member]
Acquisition of Tiltan [Line Items]
Acquisition amount	₪ 29,750
Tiltan Software Engineering Ltd [Member]
Acquisition of Tiltan [Line Items]
Contractual purchase price			$ 14.0	₪ 47,600,000
Common Stock [Member]
Acquisition of Tiltan [Line Items]
Percentage of cash			25.00%	25.00%